Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 6,110	$ 5,947
Purchased power costs	2,899	2,875
Related Party [Member]
Purchased power costs	1,648	1,594
Distribution [Member]
Revenues	4,422	4,366
Distribution [Member] | Related Party [Member]
Revenues	280	284
Transmission [Member]
Revenues	1,688	1,581
Transmission [Member] | Related Party [Member]
Revenues	$ 1,620	$ 1,526